Long-term Debt - Summary of Long-Term Debt Contractual Maturities (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Debt [Member]
Debt Instrument [Line Items]
2020	$ 232,595
2021	74,487
2022	426,971
2023	541,989
2024	517,008
Later years	1,211,482
Debt [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
2020	232,595
2021	74,487
2022	426,971
2023	541,989
2024	517,008
Later years	1,211,482
Deferred Financing Costs [Member]
Debt Instrument [Line Items]
2020	6,081
2021	6,205
2022	4,677
2023	3,480
2024	2,216
Later years	1,755
Deferred Financing Costs [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
2020	6,081
2021	6,205
2022	4,677
2023	3,480
2024	2,216
Later years	1,755
Debt Net of Deferred Financing Costs [Member]
Debt Instrument [Line Items]
2020	226,514
2021	68,282
2022	422,294
2023	538,509
2024	514,792
Later years	1,209,727
Debt Net of Deferred Financing Costs [Member] | LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Debt Instrument [Line Items]
2020	226,514
2021	68,282
2022	422,294
2023	538,509
2024	514,792
Later years	$ 1,209,727